Share Capital and warrants - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2021 yr $ / shares	Nov. 30, 2021 yr $ / shares	Nov. 30, 2020 yr $ / shares	Nov. 30, 2020 yr $ / shares
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.57%	1.57%	0.67%	0.67%
Expected volatility	59.00%	59.00%	64.60%	64.60%
Average option life in years	5.2	5.2	6.25	6.25
Grant-date share price | (per share)	$ 3.29	$ 4.21	$ 2.31	$ 3.00
Option exercise price | (per share)	$ 6.30	$ 8.05	$ 6.19	$ 8.05
USD
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.37%	1.37%	0.74%	0.74%
Expected volatility	72.00%	72.00%	78.00%	78.00%
Average option life in years	8.5	8.5	8.5	8.5
Grant-date share price | $ / shares	$ 3.18		$ 2.35
Option exercise price | $ / shares	$ 3.18		$ 2.35
CAD
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.35%	1.35%	0.95%	0.95%
Expected volatility	70.00%	70.00%	74.00%	74.00%
Average option life in years	8.5	8.5	8.5	8.5
Grant-date share price | (per share)	$ 3.10	$ 3.94	$ 2.25	$ 3.06
Option exercise price | (per share)	$ 3.10	$ 3.94	$ 2.25	$ 3.06